December 14, 2015

Securities & Exchange Commission

100 F Street, NE

Washington, DC 20549

VIA:       EDGAR

Sir or Madam:

In accordance with the provisions of Rule 270.30b2-1 of the Investment Company Act of 1940, submitted are copies of the shareholder reports that were distributed to the shareholders of the Manning & Napier Fund, Inc. Pro-Blend® Conservative Term Series, Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series, Pro-Blend® Maximum Term Series, Tax Managed Series, Equity Series, Overseas Series, Disciplined Value Series, Quality Equity Series, Target Income Series, Target 2015 Series, Target 2020 Series, Target 2025 Series, Target 2030 Series, Target 2035 Series, Target 2040 Series, Target 2045 Series, Target 2050 Series, Target 2055 Series, and Target 2060 Series, each a series of Manning & Napier Fund, Inc.

Sincerely,

MANNING & NAPIER FUND, INC.

/s/ Christine Glavin

Christine Glavin

Chief Financial Officer